Identified Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net [Abstract]
Schedule of Finite-Lived Intangible Assets
Identified intangible assets,
 net consisted of the following as of March
31
,
2021
 and December
31
,
2020
:

	March 31, 2021	December 31, 2020
Amortized intangible assets:
In-place leases, net of accumulated amortization of $28,666,000 and $32,134,000 as of March 31, 2021 and December 31, 2020, respectively (with a weighted average remaining life of 8.8 years as of both March 31, 2021 and December 31, 2020)	$57,072,000	$61,166,000
Above-market leases, net of accumulated amortization of $1,075,000 and $1,009,000 as of March 31, 2021 and December 31, 2020, respectively (with a weighted average remaining life of 9.1 years as of both March 31, 2021 and December 31, 2020)	2,486,000	2,587,000
Unamortized intangible assets:
Certificates of need	348,000	348,000

Total	$59,906,000	$64,101,000

Identified intangible assets, net consisted of the following as of December 31, 2020 and 2019:

	December 31,
	2020	2019
Amortized intangible assets:
In-place leases, net of accumulated amortization of $32,134,000 and $18,273,000 as of December 31, 2020 and 2019, respectively (with a weighted average remaining life of 8.8 years and 9.5 years as of December 31, 2020 and 2019, respectively)	$61,166,000	$70,650,000
Above-market leases, net of accumulated amortization of $1,009,000 and $609,000 as of December 31, 2020 and 2019, respectively (with a weighted average remaining life of 9.1 years and 9.5 years as of December 31, 2020 and 2019, respectively)	2,587,000	3,025,000
Unamortized intangible assets:
Certificates of need	348,000	348,000

Total	$64,101,000	$74,023,000

Amortization expense on identified intangible assets	As of March 31, 2021, estimated amortization expense on the identified intangible assets for the nine months ending December 31, 2021 and for each of the next four years ending December 31 and thereafter was as follows:

Year	Amount
2021	$7,551,000
2022	8,647,000
2023	7,390,000
2024	6,195,000
2025	5,017,000
Thereafter	24,758,000

Total	$59,558,000

As of December 31, 2020, estimated amortization expense on the identified intangible assets for each of the next five years ending December 31 and thereafter was as follows:

Year	Amount
2021	$11,920,000
2022	8,648,000
2023	7,384,000
2024	6,155,000
2025	4,977,000
Thereafter	24,669,000

Total	$63,753,000